Other Payables and Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of other payables and accrued expenses
Credit card liabilities	$ 10,393	$ 11,670
Vacation and Sick Pay accrual	125,394	147,980
Other payables	490,625	168,000
Payroll liabilities	66,731	47,192
Other	92,110	39,050
Other payables and accrued expenses, current	$ 785,253	$ 413,892